Portfolio of Investments – as of August 31, 2025 (Unaudited)
Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks — 99.7% of Net Assets
	Brazil — 7.8%
802,205	Ambev SA, ADR	$1,796,939
3,576	MercadoLibre, Inc.(a)	8,843,126
		10,640,065
	Canada — 5.2%
50,545	Shopify, Inc., Class A(a)	7,140,998
	China — 8.2%
7,625	Alibaba Group Holding Ltd., ADR(b)	1,029,375
12,429	Baidu, Inc., ADR(a)(b)	1,184,484
139,432	Budweiser Brewing Co. APAC Ltd.	151,201
58,100	Tencent Holdings Ltd.	4,499,523
41,880	Trip.com Group Ltd., ADR(b)	3,088,650
25,302	Yum China Holdings, Inc.(b)	1,131,505
		11,084,738
	Denmark — 1.7%
40,915	Novo Nordisk AS, Class B	2,312,083
	France — 1.4%
2,379	LVMH Moet Hennessy Louis Vuitton SE	1,404,641
7,501	Sodexo SA	450,405
		1,855,046
	Japan — 1.3%
63,400	FANUC Corp.	1,762,487
	Netherlands — 4.5%
2,556	Adyen NV(a)	4,291,958
7,689	NXP Semiconductors NV	1,805,762
		6,097,720
	Switzerland — 1.1%
28,804	CRISPR Therapeutics AG(a)	1,492,911
	United Kingdom — 1.0%
5,575	Reckitt Benckiser Group PLC	416,828
13,950	Unilever PLC	878,504
		1,295,332
	United States — 67.5%
10,605	Alnylam Pharmaceuticals, Inc.(a)	4,735,238
33,748	Alphabet, Inc., Class A	7,185,287
32,951	Amazon.com, Inc.(a)	7,545,779
15,888	ARM Holdings PLC, ADR(a)	2,197,469
3,732	Autodesk, Inc.(a)	1,174,460
14,526	Block, Inc.(a)	1,156,851
Shares	Description	Value (†)
	United States — continued
22,747	Boeing Co.(a)	$5,338,266
2,950	Deere & Co.	1,411,988
30,730	Doximity, Inc., Class A(a)	2,087,796
5,470	Expeditors International of Washington, Inc.	659,354
53,279	Experian PLC	2,761,744
14,047	Meta Platforms, Inc., Class A	10,376,519
10,149	Microsoft Corp.	5,142,397
8,324	Nestle SA, (Registered)	785,207
6,169	Netflix, Inc.(a)	7,453,694
33,235	Novartis AG, (Registered)	4,206,623
29,756	Oracle Corp.	6,728,724
7,136	QUALCOMM, Inc.	1,146,969
5,385	Roche Holding AG	1,755,931
8,579	Salesforce, Inc.	2,198,369
11,656	SEI Investments Co.	1,028,992
19,864	Tesla, Inc.(a)	6,631,994
65,613	Under Armour, Inc., Class A(a)	328,065
5,910	Vertex Pharmaceuticals, Inc.(a)	2,310,928
13,620	Visa, Inc., Class A	4,791,244
4,614	Yum! Brands, Inc.	678,120
		91,818,008
	Total Common Stocks (Identified Cost $79,356,607)	135,499,388

Principal Amount
Short-Term Investments — 0.3%
$470,389
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 8/29/2025 at 2.900% to be
repurchased at $470,541 on 9/02/2025 collateralized
by $468,800 U.S. Treasury Note, 4.125%
due 10/31/2027  valued at $479,933 including accrued
interest(c)
(Identified Cost $470,389)
		470,389
	Total Investments — 100.0% (Identified Cost $79,826,996)	135,969,777
	Other assets less liabilities — (0.0)%	(9,080)
	Net Assets — 100.0%	$135,960,697

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China.
(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of August 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of August 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$6,434,014	$4,650,724	$ —	$11,084,738
Denmark	—	2,312,083	—	2,312,083
France	—	1,855,046	—	1,855,046
Japan	—	1,762,487	—	1,762,487
Netherlands	1,805,762	4,291,958	—	6,097,720
United Kingdom	—	1,295,332	—	1,295,332
United States	82,308,503	9,509,505	—	91,818,008
All Other Common Stocks(a)	19,273,974	—	—	19,273,974
Total Common Stocks	109,822,253	25,677,135	—	135,499,388
Short-Term Investments	—	470,389	—	470,389
Total Investments	$109,822,253	$26,147,524	$—	$135,969,777

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Currency Exposure Summary at August 31, 2025 (Unaudited)
United States Dollar	81.0%
Euro	5.3
Swiss Franc	5.0
Hong Kong Dollar	3.4
British Pound	2.3
Other, less than 2% each	3.0
Total Investments	100.0
Other assets less liabilities	(0.0)*
Net Assets	100.0%

*	Less than 0.1%